Retirement Benefit Schemes - Summary of Sensitivity Analysis (Details) £ in Millions	Dec. 31, 2018 GBP (£)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
1 year increase	£ 339
1 year decrease	(340)
Rate of Inflation ? Increase/(Decrease) of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	169
0.25 percentage point decrease	(159)
Discount Rate ? (Decrease)/Increase of Scheme Liabilities
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
0.25 percentage point increase	(267)
0.25 percentage point decrease	£ 286